Securities Act Registration No. 33-43446
Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.				[
]
   	Post-Effective Amendment No. 31 		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940		[X]
AMENDMENT NO. 31     					[X]
	__________________
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
7 World Trade Center, 39th Floor
New York, New York  10048
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
7 World Trade Center, 39th Floor
New York, New York  10048
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b)
of Rule 485
[ ]	on (date) pursuant to paragraph (b)
	of Rule 485
[  ]	60 days after filing pursuant to paragraph (a)(1)
of Rule 485
[  ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[XX]	75 days after filing pursuant to paragraph (a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered: Shares of
Beneficial

PART A - PROSPECTUS FOR SMITH BARNEY EMERGING GROWTH FUND

[S B] Smith Barney
[M F] Mutual Funds

Your Serious Money. Professionally Managed./SM/


P R O S P E C T U S

Smith Barney
Emerging
Growth Fund

Class A, B, L and Y Shares
--------------------------------------
February __, 2001,







--------------------------------------------------------------------------------
INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE
--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Smith Barney Emerging Growth Fund

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Subscription offering period................................................   8

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................  10

Sales charges...............................................................  11

More about deferred sales charges...........................................  14

Buying shares...............................................................  15

Exchanging shares...........................................................  16

Redeeming shares............................................................  17

Other things to know about share transactions...............................  19

Dividends, distributions and taxes..........................................  21

Share price.................................................................  22

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks capital appreciation.

Principal investment strategies
The fund invests primarily in securities of emerging growth companies, without regard to market capitalization. These securities may include common stock, preferred stock and convertible securities. Emerging growth companies are domestic or foreign companies that the manager believes are likely to benefit from new or innovative products, services or processes. The fund may invest up to 20% of its assets in securities of foreign issuers. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small- and medium-sized com-panies. Investing in such companies involves risks not ordinarily associated with investments in larger, more established companies.

Selection process The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses primarily, but not exclusively, on those companies that it believes have rising earnings expectations and rising valuations. The fund generally sells securities when earning expectations or valuations flatten or decline. The fund may also invest in special situations involving new man-agement, special products and techniques, unusual developments, mergers or liq-uidations. When evaluating an individual stock, the manager considers whether the company may benefit from:

 .new technologies, products or services
 .new cost control measures
 .changes in management
 .favorable changes in government regulations

Smith Barney Emerging Growth Fund

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 .U.S. stock markets decline or perform poorly relative to other types of investments
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests .Small or medium capitalization stocks fall out of favor with investors
 .A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock
 .The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

Companies that the fund's manager believes are emerging growth companies are often companies with limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of emerging growth companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of small and medium capitalization companies
 .Currently have exposure to the stocks commonly held by large capitalization and/or value oriented mutual funds and wish to broaden your investment port-folio
 .Are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in smaller companies with more lim-ited track records.

                                                       Smith Barney Mutual Funds

Performance
The fund is new and does not yet have the performance information which other Smith Barney funds have in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

 (fees paid directly from your investment)      Class A Class B Class L Class Y
 Maximum sales charge (load) imposed on
 purchases (as a % of offering price)            5.00%    None   1.00%    None
 Maximum deferred sales charge (load) (as a %
 of the lower of net asset value at purchase
 or redemption)                                  None*   5.00%   1.00%    None
                        Annual fund operating expenses
 (expenses deducted from fund assets)           Class A Class B Class L Class Y
 Management fee                                      %       %       %       %
 Distribution and service (12b-1) fees           0.25%   1.00%   1.00%    None
 Other expenses                                      %       %       %       %
                                                 -----   -----   -----   -----
 Total annual fund operating expenses                %       %       %       %
                                                 =====   =====   =====   =====

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

Smith Barney Emerging Growth Fund

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $      $
Class B (redemption at end of period)   $      $
Class B (no redemption)                 $      $
Class L (redemption at end of period)   $      $
Class L (no redemption)                 $      $
Class Y (with or without redemption)    $      $

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Foreign Investments The fund may invest up to 20% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securi-ties of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign coun-tries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
 . Settle transactions in securities quoted in foreign currencies
 . As a substitute for buying or selling securities
 . To enhance return
 . As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or inter-est rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.


Smith Barney Emerging Growth Fund

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company hav-ing the same investment objective and substantially the same investment poli-cies and restrictions as those applicable to the fund.

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

     , investment officer of SSB Citi and managing director of Salomon Smith Barney.

Management fee For its services, SSB Citi receives a fee equal on an annual
basis to   % of the fund's average daily net assets.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available sourc-es. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distrib-utor and may be substantial. The manager or an affiliate may make similar pay-ments under similar arrangements.

                                                       Smith Barney Mutual Funds

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents perform certain shareholder record keeping and accounting services and functions.

 Subscription offering period

Salomon Smith Barney and investment dealers in the selling group will solicit subscriptions for shares of the fund during the subscription offering period,
which is scheduled to end on          . On the third business day after the end
of the subscription offering period, subscriptions for the shares will be pay-able, exchanges into the fund will be permitted, shares will be issued and the fund will commence investment operations.

The fund will suspend the offering of shares to new investors on          .
This suspension, which is expected to last two weeks, may be lengthened or shortened at the fund's sole discretion. During the suspension, existing share-holders of the fund may still purchase, redeem or exchange fund shares. After the suspension, the fund will commence a continuous offering of shares to the public.

For more information on how to subscribe for fund shares during the subscrip-tion offering period, please contact your Service Agent.

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

Smith Barney Emergency Growth Fund

You may buy shares from:
 . A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")
 . The fund, but only if you are investing through certain qualified plans or Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.

                                                       Smith Barney Mutual Funds

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge      Up to       None        1.00%       None
                          5.00%;
                          reduced
                          for large
                          purchases
                          and waived
                          for cer-
                          tain
                          investors.
                          No charge
                          for pur-
                          chases of
                          $1,000,000
                          or more
------------------------------------------------------------------------
Deferred sales charge     1.00% on    Up to       1.00% if    None
                          purchases   5.00%       you redeem
                          of          charged     within 1
                          $1,000,000  when you    year of
                          or more if  redeem      purchase
                          you redeem  shares.
                          within 1    The charge
                          year of     is reduced
                          purchase    over time
                                      and there
                                      is no
                                      deferred
                                      sales
                                      charge
                                      after 6
                                      years
------------------------------------------------------------------------
Annual distribution and   0.25% of    1.00% of    1.00% of    None
service fees              average     average     average
                          daily net   daily net   daily net
                          assets      assets      assets
------------------------------------------------------------------------
Exchangable into*         Class A     Class B     Class L     Class Y
                          shares      shares      shares      shares
                          of most     of most     of most     of most
                          Smith       Smith       Smith       Smith
                          Barney      Barney      Barney      Barney
                          funds       funds       funds       funds
------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


Smith Barney Emerging Growth Fund

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensa-tion that is paid out of the sales charge. This compensation includes commis-sions and other fees Service Agents that sell shares of the fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets repre-sented by the Class A shares sold by them.

                                                                  Broker/Dealer
                                  Sales Charge as a % of            commission
                                  Offering        Net amount        as a % of
Amount of purchase               price (%)       invested (%)     offering price
Less than $25,000                          5.00              5.26         4.50
$25,000 but less than $50,000              4.25              4.44         3.83
$50,000 but less than $100,000             3.75              3.90         3.38
$100,000 but less than $250,000            3.25              3.36         2.93
$250,000 but less than $500,000            2.75              2.83         2.48
$500,000 but less than
$1,000,000                                 2.00              2.04         1.80
$1,000,000 or more                          -0-               -0-   up to 1.00*

*A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

                                                       Smith Barney Mutual Funds

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of NASD members
 .Investors participating in a fee-based program sponsored by certain broker-
  dealers affiliated with Citigroup
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.


Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Smith Barney Emerging Growth Fund

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:         Shares issued:       Shares issued:
At initial purchase    On reinvestment of   Upon exchange from
                       dividends and        another Smith Barney
                       distributions        fund
Eight years after the  In same proportion   On the date the
date of purchase       as the number of     shares originally
                       Class B shares con-  acquired would have
                       verting is to total  converted into Class
                       Class B shares you   A shares
                       own (excluding
                       shares issued as
                       dividends)

Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can also use a letter of intent to meet this requirement by buying Class Y shares over a 13-month period. To qualify, you must initially invest $5,000,000.


                                                       Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Smith Barney Emerging Growth Fund

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
         fund    are clients of certain Service Agents are eligible to buy
                 shares directly from the fund.
                 .Write the fund at the following address:
                      Smith Barney Investment Trust
                      Smith Barney Emerging Growth Fund
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application
                 .For more information, call the transfer agent at 1-800-451-
                   2010
--------------------------------------------------------------------------------
     Through a   You may authorize a Service Agent or a sub-transfer agent to
    systematic   transfer funds, automatically from (i) a regular bank
    investment   account, (ii) cash held in a brokerage account opened with a
          plan   Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.
                 .Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 .If you do not have sufficient funds in your account on a
                   transfer date, your Service Agent or the sub--transfer agent may charge you a fee.
                 For more information, contact your Service Agent or the transfer agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your Service Agent to exchange into other
      offers a   Smith Barney funds. Be sure to read the prospectus of the
   distinctive   Smith Barney fund you are exchanging into. An exchange is a
     family of   taxable transaction.
         funds
   tailored to   .You may exchange shares only for shares of the same class of
 help meet the     another Smith Barney fund. Not all Smith Barney funds offer
 varying needs     all classes.
 of both large   .Not all Smith Barney funds may be offered in your state of
     and small     residence. Contact your Service Agent or the transfer agent
     investors     for further information.
                 .You must meet the minimum investment amount for each fund
                   (except for systematic investment plan exchanges).
                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of
                   certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
                 Your shares will not be subject to an initial sales charge at
     Waiver of   the time of the exchange.
    additional
 sales charges   Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a
                 PFS Investments Registered Representative, call PFS Share-
                 holder Services at 1-800-544-5445 between 8:00 a.m. and 8:00
                 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00
                 p.m. (Eastern time). Requests received after the close of
                 regular trading on the Exchange are priced at the net asset value next determined.
                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

Smith Barney Emerging Growth Fund

       By mail If you do not have a brokerage account, contact your Service Agent or write to a sub-transfer agent at the address listed below.

 Redeeming shares

     Generally   Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the fund at either of the following addresses:
                 For clients of a PFS Investments Registered Representative, write PFS Shareholder Services at the following address:
                   PFS Shareholder Services
                   P.O. Box 105043
                   Atlanta, GA 30348-5043
                 For all other investors, send your request to PFPC Global
                 Fund Services at the following address:
                   Smith Barney Investment Trust
                   Smith Barney Emerging Growth Fund
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

                                                       Smith Barney Mutual Funds

                 Your written request must provide the following:
                 .The fund name and account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is
                   registered

--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open. For clients of a PFS Investments Registered
                 Representative, call PFS Shareholder Services at 1-800-544-
                 5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-
                 451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).
                 Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-mit a new authorization form to change the bank account des-ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agents may charge a fee on an electronic transfer (ACH).

--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month of the value of your shares subject to a deferred sales charge.
                 The following conditions apply:
                 .Your shares must not be represented by certificates
                 .All dividends and distributions must be reinvested
                 For more information, contact your Service Agent or consult the SAI.

Smith Barney Emerging Growth Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $50,000
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

                                                       Smith Barney Mutual Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemp-tion proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Smith Barney Emerging Growth Funds

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and divi-dends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or a sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, transfer agent or a sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its portfolio securities based on market prices or quotations. The fund's currency conversions are calculated when the London Stock Exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is deter-mined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or one of the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to one of the fund's sub-transfer agents before the sub-transfer agent's close of business.

Smith Barney Emerging Growth Fund

[S B] Smith Barney
[M F] Mutual Funds
Your Serious Money. Professionally Managed./SM/

Smith Barney
Emerging
Growth Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub--transfer agents (PFS Shareholders Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

/SM/Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-06444)
          /01



PART B - STATEMENT OF ADDITIONAL INFORMATION FOR SMITH BARNEY
EMERGING GROWTH FUND


February      , 2001


STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney Emerging Growth Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010


This Statement of Additional Information ("SAI") is
meant to be read in conjunction with the prospectus
of the Smith Barney Emerging Growth Fund (the "fund")
dated February    , 2001, as amended or supplemented
from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent"), or by writing or calling Salomon
Smith Barney Inc. ("Salomon Smith Barney") at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment
Trust (the "trust").

TABLE OF CONTENTS

 Investment Objective, Management Policies and Risks
 Investment  Restrictions......	.............
 Trustees of the Trust and Executive Officers of the
Fund
 Investment Management and Other Services
 Portfolio Transactions...	.............................
 Portfolio Turnover............................
 Purchase of Shares 	.............................................
 PFS Accounts..............................................................
 Redemption of Shares
 Valuation of Shares
 Exchange Privilege
 Performance Data	.......................................................
 Dividends, Distributions and Taxes
 Additional Information




INVESTMENT OBJECTIVE, MANAGEMENT POLICIES AND RISKS

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC ("SSB Citi" or the "manager") serves as investment manager to the fund.

The fund normally invests at least 65% of its total assets in equity securities of emerging growth companies, without regard to market capitalization.
These are domestic or foreign companies the manager believes are likely to benefit from new or innovative products, services or processes. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small- and medium-sized companies. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the portfolio will invest primarily in common stocks, to a limited extent it may invest in other securities such as preferred stocks, convertible securities and warrants.

The fund does not limit its investments to any single group or type of security. The fund also may invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The fund may invest in securities that have above-average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the portfolio will vary based upon its investment performance. The fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the fund will be successful in achieving its objective.

The fund may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the portfolio may invest up to 15% of the value of its total assets in restricted securities (i.e., securities that may not be sold without registration under the Securities Act of 1933, as amended (the
"1933 Act")) and in other securities not having readily available market quotations. The fund may enter into repurchase agreements with domestic banks and broker-dealers, which involve certain risks.

Under normal market conditions, the majority of the fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Risks Associated with Particular Investments

Market Risk. Market risk is the possibility that the market values of securities owned by the fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. During an overall stock market decline, stock prices of smaller or unseasoned companies often fluctuate more and may fall more than the stock prices of larger, more established companies. Historically, smaller and medium sized company stocks have sometimes gone through extended periods when they did not perform as well as larger company stocks. The fund may from time to time emphasize certain sectors of the market. To the extent the fund invests a significant portion of its assets in securities of companies in the same sector of the market, it is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Emerging Growth and Smaller Capitalization Companies;
Unseasoned Issuers. Investments in securities of small- and medium-sized, emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers") involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general.
Securities of these companies may also involve greater risks since these securities may have limited marketability and, thus, may be more volatile.
Because such companies normally have fewer shares outstanding than larger, more established companies, it may be more difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth.
In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

Special Situations. Although the fund does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the fund's manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Liquidity Risk. A fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

Lack of Timely Information Risk. Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to smaller company securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

Foreign Risks. Because the fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S.
issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Risks of Using Derivative Instruments. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve risks different from the direct investment in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Manager Risk. As with any managed fund, the Fund's manager may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.

Master/feeder fund structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the fund while investing the fund's assets in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets.
An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Equity Securities. The fund will normally invest at least 65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, preferred stocks, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Preferred Stock The fund may invest in preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Convertible Securities The fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

When-Issued Securities and Delayed-Delivery
Transactions. The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction.
The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment.
Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily.
It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Money Market Instruments. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments include:
obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S.
government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements").
The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal
Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price
(including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the Investment Company Act of 1940, as amended (the "1940
Act").
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission
("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Illiquid Securities The fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Rule 144A Securities Each Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities").
Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the portfolio managers to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The portfolio managers, under guidelines approved by the board of trustees, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers;
(3) dealer undertakings to make a market in the Rule
144A Security; and (4) the nature of the Rule 144A
Security and the nature of the marketplace trades
(e.g., the time needed to dispose of the Rule 144A
Security, the method of soliciting offers and the mechanics of transfer).

Options, Futures and Currency Exchange Transactions
Securities Options. The fund may write covered call options on stock securities and may purchase U.S.
exchanged-traded and over-the counter ("OTC") put and call options.
The fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.
The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the fund as a call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk, since the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.
Additional risks exist with respect to certain of the securities for which the fund may write covered call options. For example, if the fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

Options written by the fund will normally have expiration dates between one and twelve months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money,"
"at-the-money" and "out-of-the-money," respectively.
The fund may write (i) in-the-money call options when the manager expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the manager expects that the price of the underlying security will remain flat or advance moderately during the option period and
(iii) out-of-the-money call options when the manager expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. To secure its obligation to deliver the underlying security when it writes a call option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing
Corporation") and of the securities exchange on which the option is written.

Prior to their expirations, put and call options may be sold in closing sale or purchase transactions
(sales or purchases by the fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the fund may realize a profit or loss from the sale.
An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. When the fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.
Similarly, in cases where the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the fund under an option it has written would be terminated by a closing purchase transaction, but the fund would not be deemed to own an option as a result of the transaction. So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing
Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to the fund. The fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by the manager, are considered to be investment grade.
If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, the fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the fund will be able to purchase on a particular security.

Stock Index Options. The fund may purchase and write exchange-listed and OTC put and call options on stock indexes. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index, fluctuating with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.
Options on stock indexes are similar to options on stock except that (i) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Stock index options may be offset by entering into closing transactions as described above for securities options.

OTC Options. The fund may purchase OTC or dealer options or sell OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the fund, the fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. Although the fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the fund. Until the fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the fund may be unable to liquidate a dealer option.

Futures Activities. The fund may enter into foreign currency, interest rate and stock index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.

The fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC exceed 5% of the fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. There is no overall limit on the percentage of fund assets that may be at risk with respect to futures activities.

The over the counter market in forward foreign currency exchange contracts offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors as seen from an international perspective.
Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.

Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Stock indexes are capitalization weighted indexes which reflect the market value of the stock listed on the indexes. A stock index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.
No consideration is paid or received by the fund upon entering into a futures contract. Instead, the fund is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount).
This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the fund fails to meet its contractual obligations. Subsequent payments, known as
"variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The fund will also incur brokerage costs in connection with entering into futures transactions.

At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the fund to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such situations, if the fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the fund's performance.

Options on Futures Contracts. The fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put).
Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs).
Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.

Currency Exchange Transactions.  The value in U.S.
dollars of the assets of the fund that are invested in foreign securities may be affected favorably or unfavorably by changes in exchange control regulations, and the fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The fund will conduct its currency exchange transactions (i) on a spot
(i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

Forward Currency Contracts.   A forward currency
contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.
At or before the maturity of a forward contract, the fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to purchase a second, offsetting contract. If the fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

Currency Options. The fund may purchase exchange-traded put and call options on foreign currencies.
Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

Currency Hedging. A Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions in the aggregate.
Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.
A decline in the U.S. dollar value of a foreign currency in which the fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of securities it holds, the fund may purchase currency put options.
If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.
Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against a price decline if the issuer's creditworthiness deteriorates.

Swaps. The fund may enter into swaps relating to indexes, currencies and equity interests of domestic and foreign issuers. A swap transaction is an agreement between the fund and a counterparty to act in accordance with the terms of the swap contract.
Index swaps involve the exchange by the fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. The fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. The fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed
The fund will usually enter into swaps on a net basis
(i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the fund is contractually obligated to make. If the counterparty to a swap defaults, the fund's risk of loss consists of the net amount of payments that the fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, the manager believes such obligations do not constitute senior securities under the Investment
Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Hedging. In addition to entering into options, futures and currency exchange transactions for other purposes, including generating current income to offset expenses or increase return, the fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures, contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged.
In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the fund's assets.

In hedging transactions based on an index, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
The risk of imperfect correlation increases as the composition of the fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, a fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such
"over hedging" or "under hedging" may adversely affect a fund's net investment results if market movements are not as anticipated when the hedge is established. Stock index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the stock index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the manager still may not result in a successful hedging transaction.

The fund will engage in hedging transactions only when deemed advisable by the manager, and successful use by the fund of hedging transactions will be subject to the manager's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to correctly predict movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the fund's performance.

Asset Coverage for Forward Contracts, Options,
Futures and Options on Futures. The fund will comply with guidelines established by the SEC with respect to coverage of forward currency contracts; options written by a Fund on securities and indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the fund of cash or liquid securities.

For example, a call option written by the fund on securities may require the fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the fund on an index may require the fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. The fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the fund. If the fund holds a futures or forward contract, the fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Additional Information on Other Investment Practices

Foreign Investments. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers.

The fund may invest in securities of foreign issuers directly or in the form of American Depository
Receipts ("ADRs"), European Depository Receipts
("EDRs") or similar securities representing interests in the common stock of foreign issuers. Management intends to limit the fund's investment in these types of securities to 20% of the fund's net assets.
ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S.
securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Foreign Currency Exchange. Since the Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.
A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United
States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of the yen against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Exchange
Transactions" and "Futures Activities" above.

Information. There may be less publicly available information about foreign securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or domestic developments, which could affect U.S. investments in those and neighboring countries.
Delays. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.
General. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions.
A Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.
Securities of Other Investment Companies. The fund may invest in securities of other investment companies to the extent permitted under the 1940 Act.
Presently, under the 1940 Act, the fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the fund's total assets and (iii) when added to all other investment company securities held by the fund, do not exceed 10% of the value of the fund's total assets.
Index-Related Securities ("Equity Equivalents") The fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an Index. Such Equity Equivalents include among others
DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones
Industrial Average), SPDRs or Standard & Poor's
Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares
(interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-
100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index.
Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a Fund's assets across a broad range of equity securities.
To the extent the fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders of the fund that invests in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly.
Additionally, the fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity
Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity
Equivalent could adversely affect the liquidity and value of the shares of the Fund investing in such instruments.

Rights Offerings and Purchase Warrants. The fund may invest in rights and warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a right or warrant is outstanding at the time the right or warrant is issued or is issued together with the right or warrant.
Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and each Fund's investment objective have been adopted by the Company as fundamental policies of each Fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the Company's Board of Directors at any time.

Under the investment restrictions adopted by the
Company with respect to each Fund, each Fund will
not:
1. 	Invest in a manner that would cause it to fail
to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Borrow money, except that (a) the Fund may
borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the
1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply
to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or otherwise acquire any illiquid
security except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE
FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 7 World Trade Center, New York, New York
10048, unless otherwise indicated.

Herbert Barg, Trustee (Age 77).  Private Investor.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc.
("Citigroup")

*Alfred J. Bianchetti Trustee (Age 77).  Retired;
formerly Senior Consultant to Dean Witter Reynolds
Inc.  His address is 19 Circle End Drive, Ramsey, New
Jersey 07466. Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 79).  Consultant, HMK
Associates; Retired Vice Chairman of the Board of
Restaurant Associates Corp.  His address is c/o HMK
Associates, 30 Columbia Turnpike, Florham Park, New
Jersey 07932. Director/Trustee of twenty investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 62).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts
02163. Director/Trustee of twenty-three investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 69). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation
Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street,
New York, New York 10021. Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 74).  Chairman of the
Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York
10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 68). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 70).  Financial
Consultant; Retired Financial Executive, Ryan Homes,
Inc.  His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania 15243. Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 66). Chairman of the
Board, President and Chief Executive Officer;
Managing Director of Salomon Smith Barney; President of SSB Citi and Travelers Investment Adviser, Inc.
("TIA"); Chairman or Co-Chairman of the Board of seventy-eight investment companies associated with
Salomon Smith Barney. His address is 7 World Trade
Center, New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 67).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6,
West Lebanon, New Hampshire 03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 43).  Senior Vice President and
Treasurer; Managing Director of Salomon Smith Barney;
Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or
Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA. His address is 125 Broad Street, New York, New York
10004.

Alan Blake (Age 50). Vice President and Investment
Officer; Managing Director of Salomon Smith Barney;
Investment Officer of two investment companies
associated with Citigroup; Investment Officer of SSB
Citi.   His address is 7 World Trade Center, New
York, New York  10048

Paul Brook (Age 47). Controller; Director of Salomon
Smith Barney; Controller or Assistant Treasurer of
forty-three investment companies associated with
Citigroup; from 1997-1998 Managing Director of AMT
Capital Services Inc.; prior to 1997 Partner with
Ernst & Young LLP.  His address is 125 Broad Street,
New York, New York  10004

Christina T. Sydor (Age 49) Secretary; Managing
Director of Salomon Smith Barney; Secretary of sixty-one investment companies associated with Citigroup;
General Counsel and Secretary of SSB Citi and TIA.
Her address is 7 World Trade Center, New York, New
York  10048.

As of [                          ], the trustees and
officers owned, in the aggregate, less than 1% of the
outstanding shares of each of the funds. No officer,
director or employee of Salomon Smith Barney or any
of its affiliates receives any compensation from the
trust for serving as an officer of the funds or
trustee of the trust.  The trust pays each trustee
who is not an officer, director or employee of
Salomon Smith Barney or any of its affiliates a fee
of $12,000 per annum plus $1000 per in-person meeting
and $100 per telephonic meeting.  Each trustee
emeritus who is not an officer, director or employee
of Salomon Smith Barney or its affiliates receives a
fee of $5,000 per annum plus $500 per in-person
meeting and $50 per telephonic meeting.  All trustees
are reimbursed for travel and out-of-pocket expenses
incurred to attend such meetings, and for the most
recent calendar year the aggregate reimbursement was
$[              ].

For the fiscal year ended November 30, 2000, the Trustees of the trust were paid the following compensation:




Name of Person



Aggregate
Compensat
ion
From
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
From Trust
and Fund
Complex
Paid to
Trustees+

Number of
Funds for
Which Trustee
Serves
Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti*
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$







-----


$0
0
0
0
0
0
0
0
0
0

$114,288
    53,900
  138,600
  155,363
   57,950
   45,100
  110,650
   58,050
------
  53,500

16
11
20
23
11
11
13
11
71
11

+	For calendar year ended December 31, 1999.
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.

	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.


INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - SSB Citi

SSB Citi serves as investment manager to the fund pursuant to an investment management agreement (the
"Investment Management Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager.
The manager is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup.
Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. The manager also: (a) assists in supervising all aspects of the fund's operations except those performed by the fund's investment manager under its investment advisory agreement; b) supplies the fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("deferred sales charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services, the fund pays the manager a fee computed daily and paid monthly at the annual rate of [___%] of the fund's average daily net assets.
Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New
York, New York 10017, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 2001.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York, New York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New
York, New York, serves as counsel to the directors who are not "interested persons" of the fund.

Custodian, Transfer Agent and Sub-Transfer Agents

PFPC Trust Company (successor assigned by PNC Bank,
National Association) ("custodian"), located at 17th and Chestnut Streets, Philadelphia, Pennsylvania,
19103, serves as the custodian of the fund. Under its custody agreement with the fund, the custodian holds the fund's securities and keeps all necessary accounts and records. For its services, the custodian receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company (the "transfer agent"), located at 125 Broad Street, New York, New York
10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as a sub-transfer agent.
Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

The Fund has engaged the services of PFS Shareholder
Services, located at 3100 Breckinridge Blvd., Bldg
200, Duluth, Georgia 30099-0062, as the Sub-Transfer
Agent for PFS Accounts.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940
Act, the fund, its investment manager and principal underwriter has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the Fund's Code of Ethics is on file with the Securities and Exchange Commission.

Distributor

Salomon Smith Barney Inc., located at 388 Greenwich
Street, New York, New York 10013 serves as the fund's distributor pursuant to a written agreement (the
"Distribution Agreement") which was approved by the fund's Board of Trustees, including a majority of the independent trustees.

The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor, or PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered
Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives that sell shares of each portfolio.

The Distributor has entered into a selling agreement with PFS and PFS has entered into an agreement with PFSI giving PFSI the right to sell shares of each portfolio of the fund on behalf of the Distributor.
The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each portfolio as may be sold to the public. The
Distributor is not obligated to sell any stated number of shares. The Distribution Agreement is renewable from year to year if approved (a) by the directors or by a vote of a majority of the fund's outstanding voting securities, and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The
Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

Distribution Arrangements.  To compensate Salomon
Smith Barney and PFSI for the service it provides and
for the expense it bears, the fund has adopted a
services and distribution plan (the "Plan") pursuant
to Rule 12b-1 under the 1940 Act.  The only classes
of shares being offered for sale through PFSI are
Class A shares and Class B shares.  Under the Plan,
the fund pays Salomon Smith Barney or PFSI (which
pays it registered representative) a service fee,
accrued daily and paid monthly, calculated at the
annual rate of [       %] of the value of the fund's
average daily net assets attributable to the Class A,
and Class B shares.  In addition, the fund pays
Salomon Smith Barney a distribution fee with respect
to Class B and Class L shares primarily intended to
compensate Salomon Smith Barney for its initial
expense of paying Financial Consultants a commission
upon sales of those shares.  The Class B and Class L
distribution fee is calculated at the annual rate of
[        %] of the value of the fund's average net
assets attributable to the shares of the respective
Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the
"independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act).
Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

The only classes of shares being offered for sale
through PFS Distributors is Class A shares and
Class B shares. Pursuant to the Plan (described
above), PFS Distributors is paid an annual service
fee with respect to Class A and Class B shares of the
fund sold through PFS Distributors at the annual rate
of [     %] of the average daily net assets of the
respective class.  PFS Distributors is also paid an
annual distribution fee with respect to Class B
shares at the annual rate of [      %] of the average
daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are paid to PFS Distributors, which in turn, pays PFS
Investments Inc. ("PFS Investments") to pay its PFS
Investments Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors;
payments to and expenses of PFS Investments
Registered Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS
Investments associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

The payments to PFS Investments Registered
Representatives for selling shares of a class include a commission or fee paid by the investor or PFS at the time of sale and, with respect to Class A and Class B shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that class. PFS Investments
Registered Representatives may receive different levels of compensation for selling different classes of shares.

PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS
Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments
Registered Representatives who sell shares of the fund.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates.
The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including
Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion.
Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The trust's board of trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction.
Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon
Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the board of trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts.
When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC.
Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney.
Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of
purchases or sales of portfolio securities during the
year, excluding purchases or sales of short-term
securities, divided by the monthly average value of
portfolio securities) is generally not expected to
exceed [     %].  The rate of turnover will not be a
limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
%
of Amount
Invested

Dealers'
Reallowance as
%
Of Offering
Price
Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.25
4.44
3.83
$ 50,000 -
99,999
3.75
3.63
3.38
$100,000 -
249,999
3.25
3.09
2.48
$250,000 -
499,999
2.75
2.04
1.80
$500,000 -
999,000
$1,000,000 or
more
2.00
0
2.04
0
1.80
up to 1.00


	Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial
Consultants, PFS or Service Agents whose clients make purchases of $1,000,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge
Provisions" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Service Agent.
In addition, certain investors, including qualified retirement plans purchasing through certain Service
Agents, may purchase shares directly from the fund.
When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at a sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust
("UIT") sponsored by Salomon Smith Barney, and
Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by a sub-transfer agent. Share certificates are issued only upon a shareholder's written request to a sub-transfer agent.

Purchase orders received by the fund or a Salomon
Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange
("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date'').
Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon
Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the Systematic Investment
Plan, Salomon Smith Barney or a sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or a sub-transfer agent. The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney
Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k)
Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement
Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares.  A Letter of
Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes
(i) all Class A shares of the fund and other Smith
Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney
Financial Consultant or the transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares.  A Letter of
Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith
Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class
A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney
Financial Consultant or the transfer agent for further information.


Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the tims charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith
Barney 401(k) and ExecChoiceTM Programs.''


Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend
Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith
Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased
100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired
5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see
''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age
591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

PFS ACCOUNTS

Initial purchase of shares of the fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to PFS
Shareholder Services, a sub-transfer agent, with regard to PFS Accounts, P.O. Box 105033, Atlanta,
Georgia 30348-5033. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.
Subsequent investments may be sent directly to a sub-transfer agent. In processing applications and investments, the transfer agent acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by a sub-transfer agent. Share certificates are issued only upon a shareholder's written request to a sub-transfer agent. A shareholder that has insufficient funds to complete any purchase will be charged a fee of $30 per returned purchase by PFS.

A shareholder, enrolled in the Systematic Investment
Plan, who has insufficient funds to complete a transfer will be charged a fee of up to $30.

Investors in Class A and Class B shares may open an account by making an initial investment of at least
$1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a fund.
Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the fund is $25. For the fund's Systematic Investment
Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, directors or trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Purchase orders received by the transfer agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Initial purchases of fund shares may also be made by wire. The minimum investment that can be made by wire is $10,000. Once an account is open, a shareholder may make additional investments by wire.
Prior to sending a wire, shareholders should contact a sub-transfer agent at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize a sub-transfer agent to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS or a sub-transfer agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS or a sub-transfer agent. Subsequent investments by telephone may not be available if the shareholder cannot reach a sub-transfer agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the Automated Clearing
House.

Additional information regarding a sub-transfer agent's services may be obtained by contacting the Client Services Department at (800) 544-5445. The sub-transfer agent will process and mail usually within two or three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two days air express for a $8 fee that will be deducted from the shareholders account or by one day express for a $15 fee that will be deducted from the shareholder's account.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex Plan") offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program.
They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney
Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds
Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996.
If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney
401(k) Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class
L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.)
Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class
A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.
In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class
L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith
Barney 401(k) Program or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial
Consultant.

Retirement Programs Investing in Class B Shares:
Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k)
Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney
401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401
(k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire
Class A shares ofa the same fund. If the participating elects not to exchange all of its Class
B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors.
See "Purchase of Shares-Deferred Sales Charge
Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the sahres purchased through reinvestment of dividends or capital gain distributions, plus the current net asset vlaue of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under
Section 401(k) o the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding
$500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.


REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to a sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.


Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders of the fund who own shares of the fund with a value of at least
$10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least
$50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment.
Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with a sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through a sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by a sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.
For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven
(7) days prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.
Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same Class of other
Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another
Smith Barney mutual fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from a Salomon Smith
Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least
15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications- Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investor's Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times,
USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other
Classes.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

		Where:	P	= 	a
hypothetical initial payment of $1,000.

			T	= 	average annual
total return.

			n	= 	number of years.

			ERV	=	Ending Redeemable
Value of a
hypothetical
$1,000 investment
made at the
beginning of a 1-
, 5- or 10-year
period at the end
of a 1-, 5- or
10-year period
(or fractional
portion thereof),
assuming
reinvestment of
all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n
Class A1
N/A
N/A
N/A
N/A
Class B2
N/A
N/A
N/A
N/A
Class L3
N/A
N/A
N/A
N/A
Class Y4
N/A
N/A
N/A
N/A
_______________________
	1	The average annual total return figure assumes
that the maximum 5.00% sales charge has been
deducted from the investment at the time of
purchase.
	2	The average annual total return figure assumes
that the maximum applicable deferred sales
charge has been deducted from the investment at
the time of redemption.
	3	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from
the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor
deferred sales charges.








Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year
period at the end of
the 1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.



Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n
Class A1
N/A
N/A
N/A
N/A
Class B2
N/A
N/A
N/A
N/A
Class L3
N/A
N/A
N/A
N/A
Class Y4
N/A
N/A
N/A
N/A
_______________________
1 The average annual total return figure assumes
that the maximum 5.00% sales charge has been
deducted from the investment at the time of
purchase.
2	The average annual total return figure assumes
that the maximum applicable deferred sales
charge has been deducted from the investment at
the time of redemption
	3	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from
the investment at the time of redemption.
	4	Class Y shares do not incur sales charges nor
deferred sales charges.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct,
dividends and capital gains distributions will be
reinvested automatically in additional shares of the
same Class at net asset value, subject to no sales
charge or deferred sales charge.   A shareholder may
change the option at any time by notifying his Service Agent. Shareholders whose account are held directly at a sub-transfer agent should notify a sub-transfer agent in writing, requesting a change to this reinvest option

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of, which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company during each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United
States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses..

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least
90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements, but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end.
In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts
(including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in so-called "section 1256 contracts", such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders.
Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or impossible to obtain.

Alternatively, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the
"IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December
31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax
(currently at a rate of 35%) on the amount retained.
In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS
Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.
If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United
States Shareholders -Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of seven separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into four
Classes - A, B, L and Y. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust
Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund.
Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund.
The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share.
Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings.
There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees.
Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class.
Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated
Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-
Term Trust. On October 14, 1994 and August 16, 1995, the Trust's name was changed Smith Barney Income
Trust and Smith Barney Investment Trust, respectively.

Annual and Semi-Annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the transfer agent.

FINANCIAL STATEMENTS

As of the date of this SAI, the fund had not yet commenced operations. Consequently, there are no financial statements for the fund at this time.



OTHER  INFORMATION

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.
Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Classic Series - our portfolio manager driven funds
Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

	Index Series - funds that track the market
Our Index funds are designed to provide
investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.

	Premier Selections Series - our best ideas, concentrated funds
	We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series - driven by exhaustive
fundamental securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank
Global Asset Management (CGAM) colleagues, our
Research funds focus on well-defined
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SMITH BARNEY
INVESTMENT TRUST



Emerging Growth Fund















February      , 2001


SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH
BARNEY
								A Member of
Citigroup [Symbol]






1







PART C - OTHER INFORMATION

Item 23. Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A
(the Registration Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(a)(1) Registrant's Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(a)(2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(a)(3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

	(a)(4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration
Statement filed on March 30, 1998 (Post-
Effective Amendment No, 18)

	(a)(5) Amendment No. 1 to the First Amended and
Restated
Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment
No.20 to the
Registration Statement filed on June 26, 1998.

	(a)(6) Amendment No. 2 to the First Amended and
Restated Master
Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
filed on November 12, 1998.

	(a)(7) Amendment No.3 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment
No. 29 to the Registration Statement filed on April 25,
2000 (Post-Effective Amendment No. 29).

(a)(8) Amendment No.4 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment
No. 30 to the Registration Statement filed on August 16, 2000 (Post-Effective Amendment No. 30).

(a)(9) Amendment No.5 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective
Amendment No. 30.

	(a)(10)  Amendment No. 6 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is filed herein.


(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

	(c)(2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment
No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

 	(c)(3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999
(Post-Effective Amendment No. 22).

	(d)(1)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(d)(2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(d)(3)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)(4)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(d)(5)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(d)(6) Form of Investment Management Agreement
between Smith Barney Mid Cap Blend Fund and MMC
is incorporated by reference to Post-Effective Amendment
No. 17 to the Registration Statement filed on February
20,1998
(Post-Effective Amendment No. 17)

	(e)(1)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(e)(2)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(e)(3) Distribution Agreement between the
Registrant
and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
Filed on November 12, 1998.

	(e)(4) Selling Group Agreement between CFBDS Inc.
and
Salomon Smith Barney is incorporated by reference to Post-Effective
Amendment No. 24 to the Registration Statement filed on
March 30, 1999
(Post-Effective Amendment No.24).


	(e)(5) Form of Third Party Feeder Agreement between the
Registrant, CFBDS Inc. and Barclays Global Fund Advisors on behalf of the Smith Barney U.S. 5000 Index Fund and EAFE
Index Fund
is incorporated by reference to Post-Effective Amendment
No. 29.

	(e)(6)	Form of Distribution Agreement with Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30.

	(e)(7)	Form of Distribution Agreement with PFS
Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 30.

	(e)(8)Form of Third Party Feeder Agreement between the Registrant, Salomon Smith Barney Inc. and Master Investment
Portfolio on behalf of the Smith Barney U.S. 5000 Index Fund, and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 30.

	(f)  Not Applicable.

	(g)(1)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(g)(2)  Form of Custodian Agreement with Investors
Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 29.


	(h)(1)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(h)(2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(h)(3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500
Index Fund and MMC is incorporated by reference to Post Effective Amendment No. 15.

	(h)(4)  Transfer Agency Agreement with First Data
Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(h)(5)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.

	(h)(6) Form of Administration Agreement between the Registrant on behalf of Smith Barney U.S. 5000 Index
Fund ("U.S. 5000 Index Fund") and SSB Citi Fund
Management LLC ("SSB Citi") is incorporated by reference to
Post-Effective Amendment No. 26 to the Registration
Statement
filed on October 13, 1999 (Post-Effective Amendment No.
26).

	(h)(7) Form of Administration Agreement between the Registrant on behalf of Smith Barney EAFE Index Fund
("EAFE Index Fund") and SSB Citi is incorporated by reference to Post-Effective Amendment No. 26.

(h)(8) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.


(h)(9) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company ( f/k/a Smith Barney
Private Trust Company) and First Data Investor Services Group,
Inc. is incorporated by reference to Post-Effective
Amendment No. 30.

	(i) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

	(i)(2) Legal Counsel's consent is incorporated by reference to Post-Effective Amendment No. 24.


(j)	Auditor's consent is filed herein.

	(k)  Not Applicable.

	(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(m)(1)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(m)(2) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(m)(3)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(m)(4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth
Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective
Amendment
No. 17).

	(m)(5) Form of Amended and Restated
Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

	(m)(6) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. 5000 Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

	(m)(7) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the EAFE Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(m)(8) Form of Amended and Restated Shareholder
Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 30.

(n) Financial Data Schedules are incorporated by reference to Post-Effective Amendment No. 30.


	(o)(1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.

(o)(2) Rule 18f-3(d) Multiple Class Plan of the
Registrant
is incorporated by reference to Post-Effective Amendment
No. 22.

(p) Code of Ethics is incorporated by reference to Post-Effective
Amendment No. 27 to the Registration Statement filed on
March 27, 2000 (Post-Effective Amendment No. 27).

Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a).	Business and Other Connections of Investment
Adviser

Investment Adviser - SSB Citi Fund Management LLC ("SSB
Citi")
(successor to SSBC Fund Management Inc.) was incorporated in
March 1968 under the laws of the State of Delaware.

On September 21, 1999, SSB Citi was converted into a
Delaware Limited
Liability Company. SSB Citi is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. (formerly known as
Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. (formerly known as Travelers
Group Inc.). SSB Citi is registered as an investment adviser under the
Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

SSB Citi serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund and Smith Barney Mid Cap Blend
Fund.
SSB Citi also serves as the administrator to the Smith
Barney S&P 500
Index Fund, the Smith Barney U.S. 5000 Index Fund and the
Smith Barney EAFE Index Fund.

The list required by this Item 26 of officers and directors of SSB
Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB Citi pursuant to the Advisers Act (SEC File No. 801-8314).

Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.

TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No.801-07212).


Item 27.	Principal Underwriters

(a) Salomon Smith Barney, Inc. ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney
Investment Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income
Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney
Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith
Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Sector Series Fund Inc.,
Smith Barney Small Cap Core Fund, Inc., Smith
Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and
Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.


Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Trust
	7 World Trade Center, 39th Floor
	New York, New York 10048

(2) With respect to the Registrant's Manager and Administrator:
SSB Citi Fund Management LLC
(successor to SSBC Fund Management Inc.)
	7 World Trade Center, 39th Floor
	New York, New York  10048

(3)	With respect to the Registrant's Investment
Adviser:
Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183
	(For Smith Barney S&P 500 Index Fund)


(4)	With respect to the Registrant's Custodian:

(a)	PFPC Trust Company
(successor by assignment from
PNC Bank, National Association)
	8800 Tinicum Boulevard
	Philadelphia, Pennsylvania 19153

	(Custodian for Smith Barney Intermediate Maturity
	California Municipals Fund, Smith Barney
Intermediate
	Maturity New York Municipals Fund, Smith Barney
Large Capitalization Growth Fund and Smith Barney
Mid Cap Blend Fund and Smith Barney S&P 500
Index Fund)

(b)	Investors Bank and Trust Company
	200 Clarendon Street
	Boston, Massachusetts  02117-9130

	(Custodian for Smith Barney U.S. 5000 Index Fund and
	Smith Barney EAFE Index Fund)

(5)	With respect to the Registrant's Sub-Transfer
Agent:
PFPC Global Fund Services
	P.O. Box 9699
Providence, Rhode Island  02940-9699

With respect to the Registrant's Sub-Transfer Agent only in connection with Smith Barney Mid Cap Core Fund:

PFS Shareholder Services
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062


(6) 	With respect to the Registrant's Co-Distributors:
Salomon Smith Barney Inc.
7 World Trade Center
New York, New York  10048

PFS Distributors, Inc.
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable




SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940,
the Fund certifies that it meets all of the requirements
for effectiveness
of this registration statement under rule 485(b) under
the Securities
Act and has duly caused this registration statement to be
signed
on its behalf by the undersigned, thereto duly
authorized in the City of New York, in the State of
New York on the    1st day of December, 2000.

SMITH BARNEY INVESTMENT TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title
	Date
/s/Heath B. McLendon	Chairman of the Board
	   12/01/00
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer
	   12/01/00
Lewis E. Daidone		(Chief Financial and
				Accounting Officer)

/s/Herbert Barg*			Trustee
	   12/01/00
Herbert Barg

/s/Alfred J. Bianchetti*		Trustee
		   12/01/00
Alfred J. Bianchetti

/s/Martin Brody*			Trustee
	    12/01/00
Martin Brody

/s/Dwight B. Crane*			Trustee
		   12/01/00
Dwight B. Crane

/s/Burt N. Dorsett*			Trustee
		   12/01/00
Burt N. Dorsett


/s/Elliot S. Jaffe*			Trustee
		   12/01/00
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Trustee
	   12/01/00
Stephen E. Kaufman

/s/Joseph J. McCann*			Trustee
		   12/01/00
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*		Trustee
		   12/01/00
Cornelius C. Rose, Jr.

_________________________________________________________
____________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated July 16, 2000.

/s/ Heath B. McLendon
Heath B. McLendon



EXHIBIT INDEX




Exhibit No.		Exhibit

(a)(10)	Amendment No. 6 to the Amended and Restated
		Master Trust Agreement

(j) Auditor's Consent